WSTCM CREDIT SELECT RISK-MANAGED FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

EXCHANGE-TRADED FUNDS - 68.9%	Shares	Value
Invesco Senior Loan ETF	1,382,741	$ 29,203,490
iShares 0-5 Year High Yield Corporate Bond ETF	413,879	17,465,694
SPDR® Bloomberg Short Term High Yield Bond ETF	693,028	17,318,770
Xtrackers USD High Yield Corporate Bond ETF	1,044,000	36,988,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $100,132,695)		$ 100,976,874

MONEY MARKET FUNDS - 30.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (a)	15,409,200	$ 15,409,200
First American Treasury Obligations Fund - Class Z, 5.18% (a)	14,955,989	14,955,989
Invesco Treasury Portfolio - Institutional Class, 5.24% (a)	14,955,989	14,955,989
TOTAL MONEY MARKET FUNDS (Cost $45,321,178)		$ 45,321,178

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $145,453,873)		$ 146,298,052

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		295,526

NET ASSETS - 100.0%		$ 146,593,578

(a)	The rate shown is the 7-day effective yield as of May 31, 2024.